Advance to Suppliers, Net (Details) - Schedule of advances to suppliers - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Advance to Suppliers, Net (Details) - Schedule of advances to suppliers [Line Items]
Advances to suppliers	$ 2,708,935	$ 8,202,970
Less: allowance for doubtful accounts
Total	2,708,935	8,202,970
Advances for products purchasing from third parties [Member]
Advance to Suppliers, Net (Details) - Schedule of advances to suppliers [Line Items]
Advances to suppliers	2,125,548	149,982
Advances for products purchasing from Longrich Group [Member]
Advance to Suppliers, Net (Details) - Schedule of advances to suppliers [Line Items]
Advances to suppliers	$ 583,387	$ 8,052,988